Income tax expense (Tables)	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Summary of Income Tax Expense

	2024	2023	2022
	US$M	US$M	US$M
Total taxation expense comprises:
Current tax expense	7,435	6,690	10,673
Deferred tax (benefit)/expense	(988)	387	64

Total taxation expense	6,447	7,077	10,737

Summary of Factors Affecting Income Tax Expense

	2024	2023	2022
	US$M	US$M	US$M
Factors affecting income tax expense for the year
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation	16,048	21,401	33,137

Tax on profit at Australian prima facie tax rate of 30 per cent	4,814	6,420	9,941

Tax effect of (loss)/profit from equity accounted investments, related impairments and expenses 1	737	(37)	(19)
Derecognition of deferred tax assets and current year tax losses 2	666	526	1,087
Tax on remitted and unremitted foreign earnings	224	137	441
Amounts (over)/under provided in prior years	(25)	(18)	(80)
Foreign exchange adjustments	(79)	94	(233)
Recognition of previously unrecognised tax assets	(110)	(109)	(3)
Impact of tax rates applicable outside of Australia	(556)	(558)	(801)
Other	344	236	97

Income tax expense	6,015	6,691	10,430

Royalty-related taxation (net of income tax benefit) 3	432	386	307

Total taxation expense	6,447	7,077	10,737

1
This item removes the prima facie tax effect on (loss)/profit from equity accounted investments, related impairments and expenses that are net of tax, with the exception of the Samarco forward exchange derivatives described in note 4 ‘Significant events – Samarco dam failure’, which are taxable.

2	Includes the tax impacts related to the exceptional impairments of US deferred tax assets in the year ended 30 June 2022 as presented in note 3 ‘Exceptional items’.

3	Includes the revaluation of deferred tax balances in the year ended 30 June 2023, following the substantive enactment of the Chilean Royalty Bill, as presented in note 3 ‘Exceptional items’.

Summary of Income Tax Recognised in Other Comprehensive Income
Income tax recognised in other comprehensive income is as follows:

	2024	2023	2022
	US$M	US$M	US$M
Income tax effect of:
Items that may be reclassified subsequently to the income statement:
Hedges:
(Losses)/gains taken to equity	10	(29)	274
Losses/(gains) transferred to the income statement	(15)	45	(264)
Others	–	(11)	–

Income tax (charge)/credit relating to items that may be reclassified subsequently to the income statement	(5)	5	10

Items that will not be reclassified to the income statement:
Re-measurement gains/(losses) on pension and medical schemes	(13)	7	(9)

Income tax (charge)/credit relating to items that will not be reclassified to the income statement	(13)	7	(9)

Total income tax (charge)/credit relating to components of other comprehensive income 1	(18)	12	1

1
Included within total income tax relating to components of other comprehensive income is US$(18) million relating to deferred taxes and US$ nil relating to current taxes (2023: US$12 million and US$

nil; 2022: US$1 million and US$

nil).